Income taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Theoretical tax benefit	$ (2,192)	$ (6,409)	$ (19,123)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(655)	3,498	16,187
Effect of entities with different tax rates	145	48	125
Non-deductible expenses, net	4,455	4,368	3,442
Income in zero tax rate	0	0	(67)
Change in tax reserve for uncertain tax positions	202	145	12
Other	(28)	(143)	(60)
Total provision for income taxes	$ 1,927	$ 1,507	$ 516
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	7.00%	(12.00%)	(20.00%)
Effect of entities with different tax rates	(2.00%)	0.00%	0.00%
Non-deductible expenses, net	(47.00%)	(16.00%)	(4.00%)
Income in zero tax rate	0.00%	0.00%	0.00%
Change in tax reserve for uncertain tax positions	(2.00%)	(1.00%)	0.00%
Other	1.00%	1.00%	0.00%
Total effective income taxes	(20.00%)	(5.00%)	(1.00%)